Note 16 - Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2022
Notes Tables
Fair Value Measurements, Recurring and Nonrecurring [Table Text Block]
	(in thousands)
2022	Level 1 inputs	Level 2 inputs	Level 3 inputs	Total fair value
Recurring:
Securities available-for-sale:
Obligations of state and political subdivisions	$-	$136,329	$-	$136,329
Mortgage-backed	-	137,792	-	137,792
U.S. Government agencies	-	4,605	-	4,605
Other	2,558	2	-	2,560
Mortgage servicing rights	-	-	2,371	2,371
Total recurring	$2,558	$278,728	$2,371	$283,657

Nonrecurring:
Impaired Loans	-	-	-	-
	(in thousands)
2021	Level 1 inputs	Level 2 inputs	Level 3 inputs	Total fair value
Recurring:
Securities available-for-sale:
Obligations of state and political subdivisions	$-	$150,784	$-	$150,784
Mortgage-backed	-	152,570	-	152,570
U.S. Government agencies		2,483		2,483
Other	1,803	2	-	1,805
Mortgage servicing rights	-	-	1,868	1,868
Total recurring	$1,803	$305,839	$1,868	$309,510

Nonrecurring:
Impaired Loans	$-	$-	-	-

Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Table Text Block]
	(in thousands)
Mortgage Servicing Rights	2022	2021	2020
Balance at beginning of year	$1,868	$1,132	$1,061
Gains or losses, including realized and unrealized:
Purchases, issuances, and settlements	258	628	690
Disposals – amortization based on loan payments and payoffs	(192)	(187)	(326)
Changes in fair value	437	295	(293)
Balance at end of year	$2,371	$1,868	$1,132